Note 8 - Operating Lease Right-of-use Assets and Liabilities (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Number of Chartered-in Vessels	59	100	0	0
Operating Lease, Right-of-Use Asset	$ 41,667	$ 41,667	$ 0
Operating Lease, Liability	$ 39,155	$ 39,155
Operating Lease, Weighted Average Discount Rate, Percent	5.19%	5.19%
Operating Lease, Weighted Average Remaining Lease Term (Year)	9 months 29 days	9 months 29 days